UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Allowance for credit losses	$ 43	$ 30
Amortized cost	52,808	19,341
Mortgage loans on real estate allowance for credit losses	66	60
Private loans allowance for credit losses	56	30
Accumulated depreciation	258	325
Property and equipment accumulated depreciation	352	340
Intangible assets accumulated amortization	$ 42	$ 9
Par value (in dollars per share)	$ 25	$ 25
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Par value (in dollars per share)	$ 33.26	$ 33.42
Shares issued (in shares)	43,409,526	43,409,526
Shares outstanding (in shares)	43,409,526	43,409,526
Class C Shares
Par value (in dollars per share)	$ 1	$ 1
Shares issued (in shares)	128,643,406	102,056,784
Shares outstanding (in shares)	128,643,406	102,056,784